SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivable from third-party payment platforms			¥ 21,798	¥ 22,242
Prepayment for share repurchase			6,993
Deductible input VAT			103	5,035
Prepaid rental fees			2,127	4,372
Deposits			2,728	2,651
Others	[1]		11,916	14,253
Prepayments and Other Current Assets		$ 6,529	¥ 45,665	¥ 48,553

[1]	Others primarily include riders’ uniforms and delivery boxes, prepaid office expenses, staff advances and other miscellaneous prepayments.